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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   February 12, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $ 90,097 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

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                           FORM 13F INFORMATION TABLE

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

COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4
Name of Issuer             Title of Class        CUSIP               Value
                                                                   (X $1000)
Agilent Tech                   Common          00846U101                 522
Amerigas Partners Common       Common          030975106                 582
Units
Apache                         Common          037411105               1,752
Applied Material Inc           Common          038222105               1,146
Avalonbay Comms 8.96%        Preferred         053484606                 243
Series G Prfd Stock
Bank One Corp                  Common          06423A103               1,648
Buckeye Partners L P           Common          118230101               2,888
Unit LTD Partnership Ints
Calpine                        Common          131347106               2,028
Cendant Corp Income          Preferred         151313301                 341
Prides 7.5% Conv PFD
Chase Capital IV             Preferred         16147N208                 294
Preferred
Chase Manhattan                Common          16161A108               2,272
Chase PFD Cap Corp Ser A     Preferred         161637202                 628
8.10% PFD
Cisco Systems Inc              Common          17275R102               1,148
Citigroup                      Common          172967101               3,404
Conagra Cap L C 9.35%        Preferred         20588V406                 451
Ser C Prd
Conseco Inc 7% Conv PFD      Preferred         208464602                 155
Corning                        Common          219350105               1,584
Cypress                        Common          232806109                 394
Dell Computer                  Common          247025109                 262
Duff & Phelps Util &           Common          26432K108                 446
Corp BD TR
Dynegy                         Common          26816Q101               1,402
E M C Corp                     Common          268648102               1,663
EL Pas Energy                  Common          28368B102               3,567
Elan PLC                       Common          284131208                 936
Enron Corp                     Common          293561106               3,325
Enron Toprs 8.125% Pfd       Preferred         29357P201                 625
Exxon Mobil Corp               Common          30231G102               1,739
FleetBoston                    Common          339030108               1,503
Gables Residential Trust     Preferred         362418204                 214
PFD A
General Electric Co            Common          369604103               2,876
Hewlett Packard                Common          428236103                 473
HL&P Capital Trust I         Preferred         404202202                 242
8.125% Tr Pfd Ser A
Hospitality Prop.              Common          44106M102                 905
HSBC Bank                    Preferred         44328M302                 743
Integrated Device              Common          458118106               1,159
Intel Corp                     Common          458140100               1,203
Ivax Corp                      Common          465823102               1,149
JDS UniPhase                   Common          46612J101               1,042
Johnson & Johnson              Common          478160104               2,627
Kansas City Power              Common          485134100                 823
Kinder Morgan Energy           Common          494550106               4,505
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD      Common          G5299G106                 548
Lakehead Pipe Line             Common          511557100               1,031
Partners L P Pref Unit
Liberty Property Trust         Common          531172104               1,143
SBI
Merk & Co.                     Common          589331107               1,404
Merrill Lynch                  Common          590188108               1,705
MicroSoft                      Common          594918104                 651
Morgan Stanley                 Common          617446448               2,774
National Semi Conductor        Common          637640103                 302
Nokia Corp.                    Common          654902204               2,741
Nortel Ntwks                   Common          656568102               1,122
Oracle                         Common          68389X105               1,453
Plum Creek Timber Co Inc.      Common          729251108                 780
PP&L Cap Tr Tr               Preferred         693497208                 375
Originated Pfd Secs 8.20%
Progress Energy                Common          743263AA3                   0
Public Storage Inc           Preferred         74460D828                 237
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II         Preferred         69366F208                 378
8.08% PFD
Royal Bank of Scotland       Preferred         780097853                 506
Shop At Home Inc Ser A       Preferred         825066400                   9
PFD
Siebel                         Common          826170102               1,014
SJG Cap TR PFD Secs 8.35%    Preferred         78427Q202                 494
Tellabs                        Common          879664100               1,130
Texas Instruments              Common          882508104               2,369
Titan Corp.                    Common          888266103                 325
TXU Corp                       Common          873168108               1,773
Tyco                           Common          902124106               2,775
UDS Capital I G              Preferred         902655208                 578
Preferred SEC 8.32%
UnumProvident                Preferred         91529Y205                 248
Verizon                        Common          92343V104               1,003
Washington Mtl                 Common          939322103               1,061
Watson                         Common          942683103               1,024
Wellpoint                      Common          94973H108               1,729
Wells Fargo                    Common          949746101               2,506
                                                                      90,097

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                           FORM 13F INFORMATION TABLE


COLUMN 1                               COLUMN 5              COLUMN 6         COLUMN 7          COLUMN 8
Name of Issuer                  Shrs or        Sh/ Put/     Investment          Other            Voting Authority
                                Prn Amt        Prn Call     Discretion        Managers        Sole    Shared    None
Agilent Tech                     9,535            SH      Shared - Other    1, 2, 3, 4, 5    9,535
Amerigas Partners Common        35,000            SH      Shared - Other    1, 2, 3, 4, 5    35,000
Units
Apache                          25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Applied Material Inc            30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
Avalonbay Comms 8.96%           10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
Series G Prfd Stock
Bank One Corp                   45,000            SH      Shared - Other    1, 2, 3, 4, 5    45,000
Buckeye Partners L P            100,000           SH      Shared - Other    1, 2, 3, 4, 5   100,000
Unit LTD Partnership Ints
Calpine                         45,000            SH      Shared - Other    1, 2, 3, 4, 5    45,000
Cendant Corp Income             25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Prides 7.5% Conv PFD
Chase Capital IV                12,000            SH      Shared - Other    1, 2, 3, 4, 5    12,000
Preferred
Chase Manhattan                 50,000            SH      Shared - Other    1, 2, 3, 4, 5    50,000
Chase PFD Cap Corp Ser A        25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
8.10% PFD
Cisco Systems Inc               30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
Citigroup                       66,666            SH      Shared - Other    1, 2, 3, 4, 5    66,666
Conagra Cap L C 9.35%           18,000            SH      Shared - Other    1, 2, 3, 4, 5    18,000
Ser C Prd
Conseco Inc 7% Conv PFD         10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
Corning                         30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
Cypress                         20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Dell Computer                   15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Duff & Phelps Util &            35,000            SH      Shared - Other    1, 2, 3, 4, 5    35,000
Corp BD TR
Dynegy                          25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
E M C Corp                      25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
EL Pas Energy                   130,000           SH      Shared - Other    1, 2, 3, 4, 5   130,000
Elan PLC                        20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Enron Corp                      40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
Enron Toprs 8.125% Pfd          25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Exxon Mobil Corp                20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
FleetBoston                     40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
Gables Residential Trust        10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
PFD A
General Electric Co             60,000            SH      Shared - Other    1, 2, 3, 4, 5    60,000
Hewlett Packard                 15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
HL&P Capital Trust I            10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
8.125% Tr Pfd Ser A
Hospitality Prop.               40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
HSBC Bank                       30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
Integrated Device               35,000            SH      Shared - Other    1, 2, 3, 4, 5    35,000
Intel Corp                      40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
Ivax Corp                       30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
JDS UniPhase                    25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Johnson & Johnson               25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Kansas City Power               30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
Kinder Morgan Energy            80,000            SH      Shared - Other    1, 2, 3, 4, 5    80,000
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD       25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Lakehead Pipe Line              25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Partners L P Pref Unit
Liberty Property Trust          40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
SBI
Merk & Co.                      15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Merrill Lynch                   25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
MicroSoft                       15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Morgan Stanley                  35,000            SH      Shared - Other    1, 2, 3, 4, 5    35,000
National Semi Conductor         15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Nokia Corp.                     63,000            SH      Shared - Other    1, 2, 3, 4, 5    63,000
Nortel Ntwks                    35,000            SH      Shared - Other    1, 2, 3, 4, 5    35,000
Oracle                          50,000            SH      Shared - Other    1, 2, 3, 4, 5    50,000
Plum Creek Timber Co Inc.       30,000            SH      Shared - Other    1, 2, 3, 4, 5    30,000
PP&L Cap Tr Tr                  15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Originated Pfd Secs 8.20%
Progress Energy                 25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Public Storage Inc              10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II            15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
8.08% PFD
Royal Bank of Scotland          20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Shop At Home Inc Ser A            692             SH      Shared - Other    1, 2, 3, 4, 5     692
PFD
Siebel                          15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
SJG Cap TR PFD Secs 8.35%       20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Tellabs                         20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Texas Instruments               50,000            SH      Shared - Other    1, 2, 3, 4, 5    50,000
Titan Corp.                     20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
TXU Corp                        40,000            SH      Shared - Other    1, 2, 3, 4, 5    40,000
Tyco                            50,000            SH      Shared - Other    1, 2, 3, 4, 5    50,000
UDS Capital I G                 25,000            SH      Shared - Other    1, 2, 3, 4, 5    25,000
Preferred SEC 8.32%
UnumProvident                   10,000            SH      Shared - Other    1, 2, 3, 4, 5    10,000
Verizon                         20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Washington Mtl                  20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Watson                          20,000            SH      Shared - Other    1, 2, 3, 4, 5    20,000
Wellpoint                       15,000            SH      Shared - Other    1, 2, 3, 4, 5    15,000
Wells Fargo                     45,000            SH      Shared - Other    1, 2, 3, 4, 5    45,000


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